Initial Allocations Between Debt and Equity Components of the Debentures (Detail) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009	Dec. 22, 2009
Debt Instrument [Line Items]
Debt Carrying Value	$ 4,249	$ 4,534
Exchangeable Debentures
Debt Instrument [Line Items]
Initial Face Amount	1,500
Initial Liability Value	1,231
Initial Equity Value	247
Outstanding principal amount	1,251
Debt Carrying Value	1,156
Unamortized Discount	95
Exchangeable Debentures | Exchangeable 2004 Senior Debentures 3.25 Percent Due April 2024
Debt Instrument [Line Items]
Initial Face Amount	500
Initial Liability Value	413
Initial Equity Value	76
Outstanding principal amount	325
Debt Carrying Value	325
Exchangeable Debentures | Exchangeable 2007 Senior Debentures 2.625 Percent Due April 2027
Debt Instrument [Line Items]
Initial Face Amount	600
Initial Liability Value	502
Initial Equity Value	89
Outstanding principal amount	526
Debt Carrying Value	502
Unamortized Discount	24
Exchangeable Debentures | Exchangeable 2009 Senior Debentures 2.5 Percent Due October 2029
Debt Instrument [Line Items]
Initial Face Amount	400
Initial Liability Value	316
Initial Equity Value	82
Outstanding principal amount	400
Debt Carrying Value	329
Unamortized Discount	71
Exchangeable 2009 Senior Debentures 2.5 Percent Due October 2029
Debt Instrument [Line Items]
Initial Face Amount			400
Outstanding principal amount	400
Debt Carrying Value	329	316
Exchangeable 2007 Senior Debentures 2.625 Percent Due April 2027
Debt Instrument [Line Items]
Outstanding principal amount	526
Debt Carrying Value	502	484
Exchangeable 2004 Senior Debentures 3.25 Percent Due April 2024
Debt Instrument [Line Items]
Outstanding principal amount	325
Debt Carrying Value	$ 325	$ 323